Balance Sheet Impact of Net Unrealized Gains on Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
The following table shows (in millions) the components of the net unrealized gains (losses) on securities that is included in AOCI in GALIC’s Balance Sheet.

	Asset (Liability) before Net Unrealized	Impact of Net Unrealized Gains on Securities	Carrying Value of Asset (Liability)
December 31, 2018
Fixed maturities	$34,024	$108	$34,132
Deferred policy acquisition costs	1,423	(42)	1,381
Annuity benefits accumulated	(36,602)	(14)	(36,616)
Unearned revenue (included in other liabilities)	(29)	1	(28)
Net unrealized gain, pretax		53
Deferred tax on unrealized gain		(11)
Net unrealized gain, after tax (included in AOCI)		$42

December 31, 2017
Fixed maturities	$30,058	$1,165	$31,223
Equity securities (*)	479	114	593
Deferred policy acquisition costs	1,376	(433)	943
Annuity benefits accumulated	(33,179)	(137)	(33,316)
Unearned revenue (included in other liabilities)	(33)	13	(20)
Net unrealized gain, pretax		722
Deferred tax on unrealized gain		(152)
Net unrealized gain, after tax (included in AOCI)		$570

(*)
As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities other than those accounted for under the equity method are carried at fair value through net earnings.